UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: june 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		SPF Beheer BV.
Address:	Arthur van Schendelstraat 850
		PO BOX: 2030
		3500 GA  UTRECHT

13F File Number:28-10446


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Marcel Andringa

Title:
Managing Director
Investment Management

Phone:
0031-30-2329231

Signature, 		Marcel Andringa
Place,     		Utrecht
and Date of Signing:	July 27, 2012


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

      FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:   	0

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$1.554.109 (thousands)



List of Other Included Managers:





No.  13F File Number
Name









	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


3M CO                          COM              88579Y101    46327   517039 SH       SOLE    NONE           517039
ACCENTURE PLC                  COM              B4BNMY3      45170   751698 SH       SOLE    NONE           751698
AIR PRODUCTS & CHEMI           COM              009158106    41216   506531 SH       SOLE    NONE           506531
ALBEMARLE CORP                 COM              012653101    43973   734850 SH       SOLE    NONE           734850
AMPHENOL CORP                  COM              032095101    43644   793174 SH       SOLE    NONE           793174
ANALOG DEVICES INC             COM              032654105    43127  1144856 SH       SOLE    NONE          1144856
AUTOZONE INC                   COM              053332102    45097   122823 SH       SOLE    NONE           122823
BALL CORP                      COM              058498106    44551  1085297 SH       SOLE    NONE          1085297
BECTON DICKINSON & C           COM              075887109    40366   540014 SH       SOLE    NONE           540014
CHEVRON CORP                   COM              166764100    47547   450680 SH       SOLE    NONE           450680
COACH INC                      COM              189754103    36802   626103 SH       SOLE    NONE           626103
COCA-COLA CO/THE               COM              191216100    26354   334868 SH       SOLE    NONE           334868
COLGATE-PALMOLIVE CO           COM              194162103    50796   487958 SH       SOLE    NONE           487958
DARDEN RESTAURANTS I           COM              237194105    41486   819399 SH       SOLE    NONE           819399
DOLLAR TREE INC                COM              256746108    53175   988380 SH       SOLE    NONE           988380
ECOLAB INC                     COM              278865000    53078   772268 SH       SOLE    NONE           772268
FEDEX CORP                     COM              31428X106    44022   479805 SH       SOLE    NONE           479805
FLIR SYSTEMS INC               COM              302445101    29842  1530367 SH       SOLE    NONE          1530367
FLOWSERVE CORP                 COM              34354P105    45935   399052 SH       SOLE    NONE           399052
HUDSON CITY BANCORP            COM              443683107    19160  3007783 SH       SOLE    NONE          3007783
IBM                            COM              459200101    44950   229827 SH       SOLE    NONE           229827
KELLOGG CO                     COM              487836108    38599   782474 SH       SOLE    NONE           782474
METLIFE INC                    COM              59156R108    35550  1152362 SH       SOLE    NONE          1152362
MICROCHIP TECHNOLOGY           COM              595017104    40380  1220668 SH       SOLE    NONE          1220668
MICROSOFT CORP                 COM              594918104    45622  1491390 SH       SOLE    NONE          1491390
NIKE INC                       CL B             654106103    38086   432106 SH       SOLE    NONE           432106
PEPSICO INC                    COM              713448108    44376   628016 SH       SOLE    NONE           628016
PETSMART INC                   COM              716768106    57031   836479 SH       SOLE    NONE           836479
STATE STREET CORP              COM              857477103    45864  1021934 SH       SOLE    NONE          1021934
SYSCO CORP                     COM              871829107    43308  1452791 SH       SOLE    NONE          1452791
THERMO FISHER SCIENT           COM              883556102    43729   840291 SH       SOLE    NONE           840291
TJX COS INC                    COM              872540109    50553  1177574 SH       SOLE    NONE          1177574
VALSPAR CORP                   COM              920355104    50416   956838 SH       SOLE    NONE           956838
VF CORP                        COM              918204108    43143   323292 SH       SOLE    NONE           323292
VIRGIN MEDIA INC               COM              92769L101    47480  1946689 SH       SOLE    NONE          1946689
YUM! BRANDS INC                COM              988498101    43354   672984 SH       SOLE    NONE           672984
